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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549




                                  FORM N-SAR

                             SEMI - ANNUAL REPORT
                                FOR REGISTERED
                             INVESTMENT COMPANIES














FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     //     (a)

     or fiscal year ending:     12/31/95     (b)

Is this a transition report? (Y/N)     N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.  A. Registrant Name:     United Companies Separate Account One
    B. File Number:         811-9026
    C. Telephone Number:    504-924-6007

2.  A. Street:     8545 United Plaza Boulevard
    B. City:  Baton Rouge
    C. State:  LA         D.  Zip Code:  70809        Zip ext:  2251
    E. Foreign Country:             Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)  Y

4.  Is this the last filing on this form by Registrant? (Y/N)   N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)  Y
[If answer is "Y" (Yes) complete only items 111 through 132.]

7.  through 110.     Not applicable


UNIT INVESTMENT TRUSTS

111. A. [/] Depositor Name:  United Companies Life Insurance Company
     B. [/] File Number (If any):
     C. [/] City: Baton Rouge   State: LA   Zip Code: 70809   Zip ext: 2251
        [/] Foreign Country:       Foreign Postal Code:

112. A. [/] Sponsor Name:  Not applicable
     B. [/] File Number (If any)
     C. [/] City:             State:      Zip Code:         Zip ext:
        [/] Foreign Country:              Foreign Postal Code:



113. A. [/] Trustee Name:  Not applicable
     B. [/] City:              State:     Zip Code:         Zip ext:
        [/] Foreign Country:              Foreign Postal Code:

114. A. [/] Principal Underwriter Names:  United Variable Services, Inc.
     B. [/] File Number:  8-48121
     C. [/] City:  Baton Rouge   State:  LA Zip Code:  70809 Zip ext:  2251
        [/] Foreign Country:              Foreign Postal Code:

115. A. [/] Independent Public Accountant Name:  Deloitte & Touche LLP
     B. [/] City:  Baton Rouge   State:  LA Zip Code:  70809 Zip ext:  2265

116. Family of investment companies information:
     A. [/] Is Registrant part of  a family of investment companies? (Y/N) N
     B. [/] Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A. [/] Is Registrant a separate account of an insurance company? (Y/N) Y If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:
     B. [/] Variable annuity contracts? (Y/N)  Y
     C. [/] Scheduled premium variable life contracts? (Y/N)  N
     D. [/] Flexible premium variable life contracts? (Y/N)   N
     E. [/] Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933: one

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period: one

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted): $13

121. [/] State the number of series for which a current prospectus was in existence at the end of the period: one

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period: one

123. [/] State the total value of the additional units considered in answering item 122 ($000's omitted):  $ -0-

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted): $-0-




125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted): $-0-

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)($000's omitted): $-0-

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):





                                             Number of                       Total Income
                                              Series       Total Assets      Distributions
                                             Investing   ($000's omitted)   ($000's omitted)
                                             ---------  -----------------  -----------------
A. U.S. Treasury direct issue
B. U.S. Government agency
C. State and municipal tax-free
D. Public utility debt
E. Brokers or dealers debt or debt
   of brokers' or dealers' parent
F. All other corporate interned &
   long-term debt
G. All other corporate short-term debt
H. Equity securities of brokers or dealers
   or parents of brokers or dealers
I. Investment company equity securities
J. All other equity securities               one        $             211  $               0
K. Other securities
L. Total assets of all series of registrant  one        $             211  $               0


128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N



129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N) N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N) N

131. [/] Total expenses incurred by all series of Registrant during the
current reporting period ($000's omitted):     $-0-

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


This report is signed on behalf of the registrant, United Companies Separate Account One.


City of:  Baton Rouge     State of:  Louisiana     Date: February 28, 1996


UNITED COMPANIES SEPARATE ACCOUNT ONE

BY:   /s/ DONALD M. WOODARD
      ________________________________________
      Donald M. Woodard
      Senior Vice President and Controller


WITNESS: /s/ SUSAN M. LAPINSKI
         _____________________________________
         Susan H. Lapinski
         Assistant Vice President